INCOME TAX - Summary Of Deferred Tax Assets and Liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets and liabilities
Deferred tax assets	₽ 156	₽ 250
Set-off of tax	(19)	(24)
Net deferred tax assets	137	226
Deferred tax liabilities	(146)	(159)
Set-off of tax	19	24
Net deferred tax liabilities	(127)	(135)
Net deferred tax asset	10	91
Deferred tax (expense) income on deferred tax assets	(94)	(21)
Deferred tax (expense) income on deferred tax liabilities	13	32
Deferred tax (expense) / benefit	(81)	11	₽ 31
Tax losses carried forward
Deferred tax assets and liabilities
Deferred tax assets		113
Deferred tax (expense) income on deferred tax assets	(113)	(36)
Revenue recognition
Deferred tax assets and liabilities
Deferred tax assets	85	71
Deferred tax (expense) income on deferred tax assets	14	12
Lease liabilities
Deferred tax assets and liabilities
Deferred tax assets	14	17
Deferred tax (expense) income on deferred tax assets	(3)	(6)
Employee benefits
Deferred tax assets and liabilities
Deferred tax assets	40	24
Deferred tax (expense) income on deferred tax assets	16
Intangible assets
Deferred tax assets and liabilities
Deferred tax assets	12	23
Deferred tax liabilities	(127)	(138)
Deferred tax (expense) income on deferred tax assets	(11)	8
Deferred tax (expense) income on deferred tax liabilities	11	24
Trade receivables
Deferred tax assets and liabilities
Deferred tax assets	3	2
Deferred tax (expense) income on deferred tax assets	1	1
Trade payables
Deferred tax assets and liabilities
Deferred tax assets	2
Deferred tax (expense) income on deferred tax assets	2
Right-of-use assets
Deferred tax assets and liabilities
Deferred tax liabilities	(15)	(18)
Deferred tax (expense) income on deferred tax liabilities	3	7
Property and equipment
Deferred tax assets and liabilities
Deferred tax liabilities	(2)	(2)
Other items
Deferred tax assets and liabilities
Deferred tax liabilities	(2)	(1)
Deferred tax (expense) income on deferred tax liabilities	₽ (1)	₽ 1